PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Comprehensive Profit/(Loss)
Selling and marketing expenses	¥ 268,399	$ 37,803	¥ 280,093	¥ 437,487
General and administrative expenses	(330,848)	(46,599)	(397,440)	(359,453)
Operating income (loss)	13,451	1,895	(26,353)	(396,647)
Foreign currency exchange (loss) gains	(901)	(127)	(325)	(267)
Interest income (expense)	1,089	153	1,962	2,611
(Loss) income before income taxes	14,362	2,023	(16,566)	(392,837)
Income tax expense	7,972	1,123	14,504	(116,451)
Net (loss) income	10,354	1,459	85,233	(475,780)
Other comprehensive (loss) income
Foreign currency translation adjustment	(1,448)	(204)	965	(421)
Comprehensive (loss) income	8,906	1,255	86,198	(476,201)
Parent Company
Condensed Statements of Comprehensive Profit/(Loss)
Selling and marketing expenses			(8)	(323)
General and administrative expenses	(11,625)	(1,637)	(34,558)	5,955
Operating income (loss)	(11,625)	(1,637)	(34,566)	5,632
Equity in (loss) income of subsidiaries	20,415	2,875	117,266	(480,114)
Foreign currency exchange (loss) gains	106	15	2,480	(268)
Interest income (expense)	30	5	(1,660)	203
(Loss) income before income taxes	8,926	1,258	83,520	(474,547)
Net (loss) income	8,926	1,258	83,520	(474,547)
Other comprehensive (loss) income
Foreign currency translation adjustment	(1,448)	(204)	965	(421)
Comprehensive (loss) income	¥ 7,478	$ 1,054	¥ 84,485	¥ (474,968)